Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Statement [LineItems]
Analysis of the Age of Receivables from Financial Services that are Past Due
The analysis of the age of receivables from financial services that are past due as of March 31, 2023 and 2024 is as follows:

	Yen (millions)
As of March 31, 2023	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥223,674	¥55,675	¥13,185	¥9,481	¥302,015
Finance lease	545	118	5	300	968
Dealer finance receivables:
Wholesale	8,929	9	11	18	8,967

Total	¥233,148	¥55,802	¥13,201	¥9,799	¥311,950

	Yen (millions)
As of March 31, 2024	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥328,741	¥74,948	¥19,722	¥17,246	¥440,657
Finance lease	1,499	258	16	481	2,254
Dealer finance receivables:
Wholesale	10,457	51	16	44	10,568

Total	¥340,697	¥75,257	¥19,754	¥17,771	¥453,479

Summary of retail receivables included in consumer finance receivables
The balances of retail receivables included in consumer finance receivables as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2023		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥4,985,289	¥356,005	¥21,966	¥5,363,260

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2024		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥6,919,715	¥374,582	¥36,162	¥7,330,459

Explanatory note:

*
The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.

Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments
The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2023		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥297,885	¥706	¥4,612	¥303,203
Group B	116,156	1,684	123	117,963

Total	¥414,041	¥2,390	¥4,735	¥421,166

Loan commitments:
Group A	¥103,858	¥—	¥—	¥103,858
Group B	15,364	—	—	15,364

Total	¥119,222	¥—	¥—	¥119,222

The undiscounted maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2023 is ¥
5,988
 million.

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2024		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥527,138	¥3,403	¥6,010	¥536,551
Group B	166,726	3,559	199	170,484

Total	¥693,864	¥6,962	¥6,209	¥707,035

Loan commitments:
Group A	¥82,802	¥—	¥—	¥82,802
Group B	9,571	—	—	9,571

Total	¥92,373	¥—	¥—	¥92,373

The undiscounted maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2024 is ¥5,034 million.

Non-derivative Financial Liabilities by Maturity
Non-derivative
financial liabilities by maturity as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
As of March 31, 2023	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,426,333	¥1,426,333	¥—	¥—	¥1,426,333
Financing liabilities	7,665,168	3,410,145	4,074,986	511,254	7,996,385
Accrued expenses	419,570	419,570	—	—	419,570
Other financial liabilities	369,878	87,685	100,800	207,949	396,434

Total	¥9,880,949	¥5,343,733	¥4,175,786	¥719,203	¥10,238,722

	Yen (millions)
As of March 31, 2024	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,609,836	¥1,609,836	¥—	¥—	¥1,609,836
Financing liabilities	10,163,557	4,379,834	5,875,709	686,075	10,941,618
Accrued expenses	638,319	638,319	—	—	638,319
Other financial liabilities	421,185	117,190	117,172	221,844	456,206

Total	¥12,832,897	¥6,745,179	¥5,992,881	¥907,919	¥13,645,979

Summary of Lease liabilities by maturity
Other financial liabilities include lease liabilities. Lease liabilities by maturity as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
As of March 31, 2023	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥315,958	¥69,297	¥87,428	¥185,790	¥342,515

	Yen (millions)
As of March 31, 2024	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥332,406	¥79,012	¥101,205	¥187,211	¥367,428

Derivative Financial Liabilities by Maturity
Derivative financial liabilities by maturity as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
As of March 31, 2023	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥109,112	¥137,056	¥22,787	¥268,955

	Yen (millions)
As of March 31, 2024	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥121,922	¥154,387	¥3,863	¥280,172

Currency risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2023	2024
Impact on profit before income taxes	¥(2,696)	¥(4,138)

Interest rate risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2023	2024
Impact on profit before income taxes	¥(2,092)	¥(24,322)

Credit facility [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Commercial paper	¥729,096	¥900,657
Medium-term notes	3,832,311	1,857,974

Total	¥4,561,407	¥2,758,631

Committed lines of credit [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Commercial paper programs	¥1,306,781	¥1,461,590
Other	65,299	63,759

Total	¥1,372,080	¥1,525,349